INCOME TAXES (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Details 2
2027	$ 590,000	$ 590,000
2028	306,000	306,000
2029	487,000	487,000
2030	454,000	454,000
2031	336,000	336,000
2032	122,000	122,000
2033	213,000	213,000
2034	457,000	457,000
2035	344,000	344,000
2036	284,000	284,000
2037	184,000	184,000
2038	161,000	161,000
2039	147,000	0
Unrecognized unused non-capital tax losses	$ 4,085,000	$ 3,938,000